Share Capital - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Share capital beginning of year	47,985,837	42,135,448	36,984,292	32,421,121	25,128,242
Increase through cash contribution	5,764,549	5,850,389	5,151,156	4,563,171	7,292,879
Share capital end of year	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121